Summary of Significant Accounting Policies - Net Income Per Common Share (Details) - shares	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2018	Dec. 31, 2019
Warrants
Net Income (Loss) Per Common Share
Shares of common stock excluded from calculation of diluted loss per share	23,890,000	23,890,000	23,890,000